Financial Highlights	12 Months Ended
Sep. 30, 2024
Investment Company [Abstract]
Financial Highlights

Note 10. Financial Highlights

The financial highlights for the Company are as follows:

			Period from June 30, 2023
	Year ended		(commencement of operations)
	September 30, 2024		to September 30, 2023
Per share data:(1)	Class I	Class S˄˄	Class I
Net asset value at beginning of period	$25.00	$25.17	$25.00
Distributions declared:(2)
From net investment income - after tax	(2.63)	(1.21)	(0.63)
Net investment income - after tax	2.55	1.26	0.65
Net realized gain (loss) on investment transactions	(0.14)	(0.13)	0.06
Net realized gain (loss) on sale/extinguishment of debt	0.03	0.03	(0.06)
Net change in unrealized appreciation (depreciation) on investment transactions(3)	0.29	0.09	(0.02)
Distribution and shareholder servicing fees	—	(0.11)	—
Net asset value at end of period	$25.10	$25.10	$25.00
Total return based on net asset value per share(4)	11.34%	4.51%	2.54%
Number of common shares outstanding	66,374,648.607	2,633,722.656	26,133,510.522

			Period from June 30, 2023
	Year ended		(commencement of operations)
	September 30, 2024		to September 30, 2023
Listed below are supplemental data and ratios to the financial highlights:	Class I	Class S˄˄	Class I
Ratio of net investment income - after tax to average net assets*(5)	10.15%	9.14%	10.22%
Ratio of total expenses to average net assets*(5)(6)(7)	10.14%	10.05%	9.76%
Ratio of incentive fee waiver to average net assets	—%	—%	(0.05)%
Ratio of incentive fees to average net assets(6)	1.53%	0.71%	0.36%
Ratio of excise and income taxes to average net assets(6)	0.01%	0.00%˄	—%
Ratio of net expenses to average net assets*(5)(6)(7)	10.14%	10.05%	9.71%
Ratio of total expenses (without incentive fees) to average net assets*(5)(7)	8.61%	9.34%	9.40%
Total return based on average net asset value(5)(8)	10.75%	4.58%	2.52%
Total return based on average net asset value - annualized*(5)(8)	10.75%	9.16%	9.90%
Net assets at end of period	$1,666,227	$66,115	$653,338
Average debt outstanding(9)	$926,243	$926,243	$535,035
Average debt outstanding per share(9)	$20.48	$20.48	$20.55
Portfolio Turnover*(9)	19.55%	19.55%	7.90%
Asset coverage ratio(9)(10)	208.33%	208.33%	213.87%
*	Amounts for Class S Shares and for the period from June 30, 2023 (commencement of operations) to September 30, 2023 are annualized, unless otherwise noted.
˄	Represents an amount less than 0.01%.
˄˄	The date of the first sale of Class S Shares was April 1, 2024. See Note 12 for additional information.
(1)	Based on actual number of shares outstanding at the end of the corresponding period or the weighted average shares outstanding for the period, unless otherwise noted, as appropriate.
(2)	The per share data for distributions reflect the amount of distributions paid or payable with a record date during the applicable period.
(3)	Includes the impact of different share amounts as a result of calculating certain per share data based on weighted average shares outstanding during the period and certain per share data based on the shares outstanding at the end of the period and as of the dividend record date.
(4)	Total return based on net asset value per share assumes distributions are reinvested in accordance with the DRIP and is not annualized. Total return does not include sales load.
(5)	The Class S Shares calculation includes the impact of distribution and shareholder servicing fees. No distribution and shareholder servicing fees are paid with respect to Class I Shares.
(6)	Incentive fees, income tax and excise tax are not annualized in the calculation.
(7)	The calculation excludes the net effect of expense support and expense support recoupment, which represented 0.02% and (0.19)% of average net assets for the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023, respectively.
(8)	Total return based on average net asset value is calculated as (a) the net increase (decrease) in net assets resulting from operations divided by (b) the daily average of total net assets. Total return does not include sales load.
(9)	Represents a fund level calculation applicable to both Class I Shares and Class S Shares.
(10)	In accordance with the 1940 Act, with certain limited exceptions, the Company is currently allowed to borrow amounts such that its asset coverage, as defined in the 1940 Act, is at least 200% after such borrowing.